Share-based payment reserve - Equity settled - recognised directly in equity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 1,033	R 1,164	R 1,927
Long-term Incentive plan
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	909	1,001	1,042
Sasol Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	124	163	885
Tier 1 - Eligible Inzalo participants
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity			567
Tier 2 - Qualifying employees
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 124	R 163	R 318